Consolidated Interim Statements of Cash Flows - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Loss for the period	$ (3,327,542)	$ (964,462)	$ (1,664,684)	$ (4,878,738)
Non-working capital adjustments:
Depreciation	10,315	28,649	33,100	55,921
Finance expense	2,658	3,862	4,977	5,697
Change in benefits to employees			2,792	10,414
Gain from conversion of debt to note				(155,548)
Listing expense				4,394,390
Share-based compensation	95,464	230,332	153,909	550,517
Shares issued for services	114,545		125,627
Unrealized foreign exchange loss	192,472	(160,513)	(106,463)	(71,876)
Working capital adjustments:
Change in amount receivables	90,494	(19,655)	(30,976)	45,489
Change in trade payables and accrued liabilities	38,410	3,713	10,857	(185,218)
Change in prepaid expenses	252,334	(86,909)	(785,323)	(37,891)
Change in deferred revenue	(201,210)	3,485	189,022	(77,819)
Change in benefits to employees	(1,872)	721
Net cash used in operating activities	(2,733,932)	(960,777)	(2,067,162)	(344,662)
Investing activities:
Purchase of property and equipment	(2,311)	(1,014,034)	(938,635)	(392,652)
Investment in intangible assets	(425,875)	(877,924)	(1,071,254)	(450,429)
Disposal of property and equipment		1,500	1,500
Net cash used in investing activities	(428,186)	(1,890,458)	(2,008,389)	(843,081)
Financing activities:
Proceeds from exercise of stock options		237,800	237,800	49,200
Proceeds from private placement held in escrow				2,500,000
Proceeds from private placements		40,983	657,552	2,952,244
Proceeds from public offering, net	3,018,565			81,967
Cash acquired from acquisition of BYND				494,144
Repayment of long term loan			(46,561)	(11,437)
Repayment of lease obligation				(17,796)
Proceeds (repayment of) from long term loan	(34,199)	(34,739)
Net cash provided by financing activities	2,984,366	244,044	848,791	6,048,322
Net Decrease in cash	(177,752)	(2,607,191)	(3,226,760)	4,860,579
Effect of foreign exchange rate changes	(31,656)	154,561	109,647	86,390
Cash at beginning of year	2,392,871	3,025,350	3,025,350	563,015
Cash at end of period	2,183,463	3,057,354	2,392,871	3,025,350
Funds held in escrow at the end of year				2,484,634
Supplemental non-cash information
Shares issued for intangible asset in Zigi Carmel acquisition		37,501,200	42,768,000
Shares issued for intangible asset in B.Y.B.Y acquisition				$ 850,000
Release of funds from escrow		$ 2,484,634